SUPPLEMENT DATED JANUARY 2, 2025 TO THE FOLLOWING PROSPECTUSES
DATED MAY 1, 2024
New York Life Premier Advisory Variable Annuity
New York Life Premier Plus Variable Annuity II
New York Life Flexible Premium Variable Annuity III
New York Life Premier Variable Annuity II
New York Life Premier Variable Annuity – FP
Series
AND TO THE FOLLOWING PROSPECTUSES
AND UPDATING SUMMARY PROSPECTUSES DATED MAY 1, 2024
New York Life Elite Variable Annuity
New York Life Essentials Variable Annuity
New York Life Flexible Premium Variable Annuity
New York Life Flexible Premium Variable Annuity II
New York Life Flexible Premium Variable Annuity III
New York Life Premier Advisory Variable Annuity
New York Life Premier Plus Variable Annuity
New York Life Premier Plus Variable Annuity II
New York Life Premier Variable Annuity
New York Life Premier Variable Annuity II
New York Life Premier Variable Annuity – FP Series
New York Life Premium Plus Elite Variable Annuity
New York Life Premium Plus II Variable Annuity
New York Life Premium Plus Variable Annuity
New York Life Variable Annuity
INVESTING IN THE FOLLOWING SEPARATE ACCOUNTS
NYLIAC Variable Annuity Separate Account-I
NYLIAC Variable Annuity Separate Account-II
NYLIAC Variable Annuity Separate Account-III
NYLIAC Variable Annuity Separate Account-IV

This supplement amends the prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the New York Life variable annuity policies listed above that are issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). This supplement describes changes to the investment options available under such policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

The purpose of this supplement is to inform you of the following changes to the Prospectuses scheduled to take effect on or about February 10, 2025 (the “Effective Date”):
I. ADDITION OF NEW INVESTMENT DIVISIONS AVAILABLE UNDER THE POLICIES
A. For Policies Issued Prior to June 2, 2003
The following portfolios will be available as Investment Divisions under the policies:
●
NYLI VP MFS® Investors Trust – Initial Class
●
NYLI VP MFS® Research – Initial Class
●
NYLI VP Newton Technology Growth – Initial Class

The following should be added to the Appendix of Portfolios Available Under the Policy:
Type	Portfolio Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Large Cap Equity	NYLI VP MFS® Investors Trust – Initial Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: Massachusetts Financial Services Company (MFS)	0.74%	---	---	---
Large Cap Equity	NYLI VP MFS® Research – Initial Class Adviser: New York Life Investments / Subadviser: MFS	0.75%	---	---	---
Sector	NYLI VP Newton Technology Growth – Initial Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC (NIMNA)	0.77%	---	---	---

B. For Policies Issued On or After June 2, 2003
The following portfolios will be available as Investment Divisions under the policies:
●
NYLI VP MFS® Investors Trust – Service Class
●
NYLI VP MFS® Research – Service Class
●
NYLI VP Newton Technology Growth – Service Class
The following should be added to the Appendix of Portfolios Available Under the Policy:
Type	Portfolio Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Large Cap Equity	NYLI VP MFS® Investors Trust – Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: Massachusetts Financial Services Company (MFS)	0.99%	---	---	---
Large Cap Equity	NYLI VP MFS® Research – Service Class Adviser: New York Life Investments / Subadviser: MFS	1.00%	---	---	---
Sector	NYLI VP Newton Technology Growth – Service Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC (NIMNA)	1.02%	---	---	---

II. SUBSTITUTION OF EXISTING PORTFOLIOS FOR REPLACEMENT PORTFOLIOS
In accordance with applicable law and the terms of the policies, each of NYLIAC’s above-referenced separate accounts will substitute shares of the “Existing Portfolios” listed in the tables below with shares of the corresponding “Replacement Portfolios” listed in the tables below. The substitutions will take effect on or about the Effective Date. All expenses incurred in connection with the substitutions will be paid by either NYLIAC or an affiliate. You will not incur any fees, charges or any tax liability because of the substitutions.
A. For Policies Issued Prior to June 2, 2003
SUBSTITUTIONS
Existing Portfolio	Replacement Portfolio
MFS® Investors Trust Series – Initial Class	NYLI VP MFS® Investors Trust – Initial Class
MFS® Research Series – Initial Class	NYLI VP MFS® Research – Initial Class
BNY Mellon IP Technology Growth Portfolio – Initial Shares	NYLI VP Newton Technology Growth – Initial Class

B. For Policies Issued On or After June 2, 2003
SUBSTITUTIONS
Existing Portfolio	Replacement Portfolio
MFS® Investors Trust Series – Service Class	NYLI VP MFS® Investors Trust – Service Class
MFS® Research Series – Service Class	NYLI VP MFS® Research – Service Class
BNY Mellon IP Technology Growth Portfolio – Service Shares	NYLI VP Newton Technology Growth – Service Class

C. For All Policies
Prior to the Effective Date. Until each substitution occurs, the Investment Division that invests in an Existing Portfolio being substituted will be available for investment. For thirty (30) days before the Effective Date, if you have allocations in any of the Existing Portfolios, you may transfer such allocations to any other available investment option without any charge or limitation (except potentially harmful transfers (see the “Limits on Transfers” section in the Prospectus for your policy)) and without the transfer counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfer(s) will be based on the Accumulation Unit value of the Investment Division for the Existing Portfolio(s) as of the close of the Business Day that we receive the transfer request. All other transfers are subject to limitations, and may be subject to charges, as described in the Prospectus for your policy. Please see the Prospectus for your policy for information on how to complete transfers from the Investment Division for the Existing Portfolios to other investment options that we currently offer.
Until the Effective Date, we will continue to process premium payments and automatic transactions (such as dollar cost averaging, automatic asset rebalancing and interest sweep) involving the Existing Portfolios, unless you provide us with alternate allocation instructions. Also note that the Existing Portfolios will not accept new premium payment allocations or transfers as of the Effective Date.
On the Effective Date. Any of your allocations that remain in the Existing Portfolios on the Effective Date will be redeemed. Those redemptions will then be used to purchase Accumulation Units in the Investment Divisions for the Replacement Portfolios, as applicable. All policyowners affected by the substitution will receive a written confirmation of the transaction(s). The redemption and subsequent repurchase transactions required to effectuate the substitution will not be treated as transfers that count toward the number of free transfers that may otherwise be made in a given Policy Year.
Your Accumulation Value immediately prior to the Effective Date will be equal to your Accumulation Value immediately after the Effective Date; however, the number of units you receive in the Investment Divisions for the Replacement

Portfolios may be different from the number of units in the Investment Divisions for the Existing Portfolios. There will also be no change to your policy’s death benefit as a result of the substitutions. Each Replacement Portfolio will be available as an investment option under your policy. All references to the Existing Portfolios in your Prospectus shall be deleted and replaced with the applicable Replacement Portfolio.
After the Effective Date. Immediately following the Effective Date, the Existing Portfolios will no longer be available as investment options under your policy. In addition, for thirty (30) days following the Effective Date, you may transfer all or a portion of your Accumulation Value out of the Investment Divisions for the Replacement Portfolios to another investment option without any charge or limitation (except potentially harmful transfers (see the “Limits on Transfers” section in the Prospectus for your policy)) and without the transfers counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfers will be based on the Accumulation Unit value of the Investment Divisions for the Replacement Portfolios as of the close of the Business Day that we receive the transfer request. All other transfers are subject to limitations, and may be subject to charges, as described in the Prospectus for your policy. Please see the Prospectus for your policy for information on how to complete transfers from the Replacement Portfolios to other investment options that we offer currently.
We will also continue to process premium payments and automatic transactions (such as dollar cost averaging, automatic asset rebalancing and interest sweep) after the Effective Date, except that allocations previously processed to or from the Existing Portfolios will be processed to or from the Replacement Portfolios.
A complete list of the investment options that are available under your policy, other than the Replacement Portfolios, is set forth in the Prospectus for your policy. Information regarding the Replacement Portfolios, including the investment objectives, policies, risks and fees and expenses, is contained in the Replacement Portfolios prospectuses. You may obtain additional copies of these Replacement Portfolio prospectuses or the Prospectus for your policy by calling
1-800-598-2019.
III. INVESTMENT DIVISIONS AVAILABLE WITH APPLICABLE RIDERS
For the New York Life Premier Variable Annuity II, New York Life Premier Plus Variable Annuity II, New York Life Premier Advisory Variable Annuity, and New York Life Premier Variable Annuity – FP Series with the Investment Preservation Rider (“IPR”), IPR 2.0, IPR 3.0, IPR 4.0, IPR 5.0, IPR-Advisory, or IPR-FP Series, as applicable
For the New York Life Premier Variable Annuity and the New York Life Premier Plus Variable Annuity, with the Guaranteed Investment Protection Rider (“GIPR”) or GIPR 2.0, as applicable
The following revisions apply to the Appendices listing “Investment Divisions,” “Asset Allocation Models” and/or “Model Portfolios,” for the applicable riders:
1.
All references to “MFS® Investors Trust Series” are deleted and replaced with “NYLI VP MFS® Investors Trust.”
2.
All references to “MFS® Research Series” are deleted and replaced with “NYLI VP MFS® Research.”
3.
All references to “BNY Mellon IP Technology Growth Portfolio” are deleted and replaced with “NYLI VP Newton Technology Growth.”

New York Life Insurance and Annuity Corporation
(a Delaware Corporation)
51 Madison Avenue
New York, New York 10010